Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2014
Total Share-Based Compensation Cost Recognized

The following table summarizes the total compensation cost recognized by the Group:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Expensed as cost of revenues	10,105	23,976	34,611	5,578
Expensed as selling, general and administrative	54,512	164,704	426,052	68,667
Expensed as research and development	147,692	326,047	502,077	80,921
Capitalized as part of internal-used software	1,944	229	—	—

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2014:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2013	232,572	1,042.90	8.62	171,156
Granted	19,477	1,916.10
Exercised	(30,819)	942.10
Forfeited/Cancelled	(22,838)	1,071.40
Outstanding, December 31, 2014	198,392	1,141.00	7.83	225,915
Vested and expected to vest at December 31, 2014	171,597	1,139.30	7.80	195,684
Exercisable at December 31, 2014	66,993	1,003.30	7.14	85,509

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2012	2013	2014
Risk-free interest rate	0.35%~0.43%	0.40%~1.35%	1.52%~1.77%
Dividend yield	—	—	—
Expected volatility range	43.60%~44.72%	42.33%~44.17%	40.96%~41.59%
Weighted average expected volatility	43.75%	43.33%	41.36%
Expected life (in years)	2.67~3.08	3.08~4.57	4.57

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2014 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted shares
Unvested, December 31, 2013	146,510	1,151.40
Granted	152,852	1,815.60
Vested	(45,161)	1,157.70
Forfeited	(34,797)	1,346.10
Unvested, December 31, 2014	219,404	1,582.60

Qunar
Option Activity

The following table summarizes Qunar’s option activity for the year ended December 31, 2014:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Qunar’s share options
Outstanding, December 31, 2013	25,192,696	1.40	7.39	184,355
Granted	9,993,411	0.01
Exercised	(8,907,408)	0.27
Forfeited/Cancelled	(1,115,256)	0.02
Outstanding, December 31, 2014	25,163,443	1.30	7.89	201,417
Vested and expected to vest at December 31, 2014	21,880,749	1.43	7.75	176,072
Exercisable at December 31, 2014	9,685,685	1.72	6.62	75,118

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2012	2013	2014
Risk-free interest rate	1.70%~2.28%	1.91%~2.71%	1.91%~2.07%
Dividend yield	—	—	—
Expected volatility range	48.03%~49.84%	46.68%~47.66%	45.78%~46.58%
Expected life (in years)	10	10	6.11